Cover	Dec. 30, 2021
Cover [Abstract]
Entity Registrant Name	GLOBAL GOLD ROYALTY, INC.
Entity Central Index Key	0001828613
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Dec. 30, 2021
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity File Number	333-251389
Entity Tax Identification Number	84-2834915
Entity Address Address Line 1	701 North Green Valley Pkwy
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Henderson
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89074
City Area Code	702
Local Phone Number	354-8751
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false